PROPERTY AND EQUIPMENT, NET (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Jul. 31, 2020 CNY (¥)
Property Plant And Equipment [Line Items]
Sub-total		¥ 279,682			¥ 281,845
Less: accumulated depreciation		(122,219)			(137,353)
Total		157,463		$ 22,144	144,492
Depreciation expenses	¥ 24,477	18,481	¥ 19,973
Net Carrying Value of Certain Buildings for which Entity is in Process of Applying for Building Ownership Certificates		31,764			30,689
Bank of Huaxia
Property Plant And Equipment [Line Items]
Line of credit						¥ 30,000
Buildings
Property Plant And Equipment [Line Items]
Sub-total		128,282			128,659
Motor vehicles
Property Plant And Equipment [Line Items]
Sub-total		4,464			4,147
Office and computer equipment
Property Plant And Equipment [Line Items]
Sub-total		63,685			59,372
Leasehold improvements
Property Plant And Equipment [Line Items]
Sub-total		¥ 83,251			¥ 89,667